Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	WEITZ FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001257927
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 30, 2011
Hickory Fund (Prospectus Summary) | Hickory Fund | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WEHIX

Hickory Fund (Prospectus Summary) | Hickory Fund
Hickory Fund Summary
Investment Objective
The investment objective of the Fund is capital appreciation.

Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Hickory Fund
Maximum sales charge (load) on purchase	none
Maximum deferred sales charge (load)	none
Redemption fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hickory Fund
Management fees		1.00%
Distribution (12b-1) fees		none
Other expenses		0.27%
Acquired fund fees and expenses	[1]	0.01%
Total annual fund operating expenses		1.28%
[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hickory Fund	130	406	702	1,545

Portfolio Turnover
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of the portfolio.

Principal Investment Strategies
The Fund's investment strategy (which we call "value investing") is based on our belief that stock prices fluctuate around the true value of a company. The Fund invests the majority of its assets in the common stock of smaller and medium sized companies. Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.

We look to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed,

rational buyer would pay for 100% of the business. At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company's "franchise"

in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company's stock at a significant discount to this "private market value." We invest with a 3-5 year time horizon.

The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows. Ideally the business value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to "time" the market. However, if there is cash available for investment and there are not securities that meet the Fund's investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position,

it may not be able to achieve its investment objective during this temporary period.

Principal Investment Risks
You should be aware that an investment in the Fund involves certain risks,

including, among others, the following:

•   Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Investment in Undervalued Securities  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when,

   if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•  Non-diversified Risk  Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•  Smaller Company Risk  Smaller capitalization companies may not have the size,

   resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Performance
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes. The Russell 2500 Index, the Fund's primary benchmark,

measures the performance of the small to mid-cap segment of the U.S. equity market. The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. Effective as of December 30,

2011, the Fund changed its primary benchmark index to the Russell 2500 Index from the Standard & Poor's 500 Index based on a determination that the Russell

2500 Index is more highly correlated to the holdings and investment style of the

Fund. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at weitzfunds.com or by calling us toll-free at 800-304-9745.

Calendar Year Total Returns

The Fund's year-to-date return for the six months ended June 30, 2011 was 8.72%.

Best and Worst Performing Quarters (during the period shown above)

      Quarter/Year            Total Return

Best Quarter  2nd Quarter 2003    25.28%

Worst Quarter 3rd Quarter 2002   -28.92%

Average Annual Total Returns (for periods ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Hickory Fund	Return Before Taxes	38.66%	3.36%	3.71%
Hickory Fund After Taxes on Distributions	Return After Taxes on Distributions	38.66%	3.25%	3.55%
Hickory Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	25.13%	2.82%	3.12%
Hickory Fund Russell 2500 Index	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	26.71%	4.86%	6.98%
Hickory Fund Standard & Poor's 500 Index	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 30, 2011
Hickory Fund (Prospectus Summary) | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Hickory Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the Fund is capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transactions costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem in full at the end of each of the periods indicated. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same each year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund's investment strategy (which we call "value investing") is based on our belief that stock prices fluctuate around the true value of a company. The Fund invests the majority of its assets in the common stock of smaller and medium sized companies. Currently, the Fund considers smaller and medium sized companies to be issuers with a market capitalization of less than $10 billion at the time of initial purchase.

We look to identify the securities of growing, well-managed businesses which have honest, competent management. We then estimate the price that an informed, rational buyer would pay for 100% of the business. At the heart of the process is an estimate of the value today of the right to receive all of the cash that a business will generate for its owners in the future. The valuation may focus on asset values, earnings power and the intangible value of a company's "franchise"
in its market or a combination of these variables, depending on the nature of the business.

The Fund then tries to buy shares of the company's stock at a significant discount to this "private market value." We invest with a 3-5 year time horizon.
The Fund anticipates that the stock price will rise as the value of the business grows and as the valuation discount narrows. Ideally the business value grows and the stock continues to trade at a discount for long periods of time. We generally will sell these stocks as they approach or exceed our estimate of private market value.

We do not try to "time" the market. However, if there is cash available for investment and there are not securities that meet the Fund's investment criteria, the Fund may invest without limitation in high-quality cash and cash equivalents such as U.S. Government securities or government money market fund shares. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
You should be aware that an investment in the Fund involves certain risks, including, among others, the following:

•   Market Risk  As with any other mutual fund, the share price of the Fund will fluctuate daily depending on general market conditions and other factors. You may lose money if you invest in the Fund.

•  Investment in Undervalued Securities  Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor. Therefore, investors should purchase shares of the Fund only if they intend to be patient, long-term investors.

•  Non-diversified Risk  Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.

•  Smaller Company Risk  Smaller capitalization companies may not have the size, resources or other assets of larger capitalization companies.  The prices of such issuers can fluctuate more than the stocks of larger companies and they may not necessarily correspond to changes in the stock market in general.

•  Failure to Meet Investment Objective  There can be no assurance that the Fund will meet its investment objective.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified, the Fund may have larger positions in fewer companies or industries than a diversified fund. A concentrated portfolio is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes. The Russell 2500 Index, the Fund's primary benchmark, measures the performance of the small to mid-cap segment of the U.S. equity market. The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. Effective as of December 30,
2011, the Fund changed its primary benchmark index to the Russell 2500 Index from the Standard & Poor's 500 Index based on a determination that the Russell
2500 Index is more highly correlated to the holdings and investment style of the
Fund. All Fund performance numbers are calculated after deducting fees and expenses, and all numbers assume reinvestment of dividends. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes. Updated performance information is available on our website at weitzfunds.com or by calling us toll-free at 800-304-9745.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table provides an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year over the period indicated and by showing how the Fund's average annual total returns for the periods indicated, both before and after taxes, compared to those of relevant market indexes.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Standard & Poor's 500 Index is generally representative of the market for the stocks of large-size U.S. companies. Effective as of December 30, 2011, the Fund changed its primary benchmark index to the Russell 2500 Index from the Standard & Poor's 500 Index based on a determination that the Russell 2500 Index is more highly correlated to the holdings and investment style of the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	800-304-9745
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	weitzfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future both before and after taxes.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return for the six months ended June 30, 2011 was 8.72%.

Best and Worst Performing Quarters (during the period shown above)

      Quarter/Year            Total Return
Best Quarter  2nd Quarter 2003    25.28%
Worst Quarter 3rd Quarter 2002   -28.92%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In some instances, the return after taxes may be greater than the return before taxes because you are assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable gains. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account (IRA).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended December 31, 2010)
Hickory Fund (Prospectus Summary) | Hickory Fund | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.92%)
Hickory Fund | Russell 2500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.98%
Hickory Fund | Standard & Poor's 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Hickory Fund | Hickory Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchase	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.27%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,545
Annual Return 2001	rr_AnnualReturn2001	(4.65%)
Annual Return 2002	rr_AnnualReturn2002	(29.31%)
Annual Return 2003	rr_AnnualReturn2003	47.95%
Annual Return 2004	rr_AnnualReturn2004	22.61%
Annual Return 2005	rr_AnnualReturn2005	(0.22%)
Annual Return 2006	rr_AnnualReturn2006	22.80%
Annual Return 2007	rr_AnnualReturn2007	(13.12%)
Annual Return 2008	rr_AnnualReturn2008	(41.59%)
Annual Return 2009	rr_AnnualReturn2009	36.54%
Annual Return 2010	rr_AnnualReturn2010	38.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%
Hickory Fund | Hickory Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.55%
Hickory Fund | Hickory Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%

[1]	The Fund has invested a portion of its temporary cash reserves in one or more money market funds ("acquired funds"). The Fund indirectly incurs fees and expenses as a result of its investment in shares of acquired funds. The total annual fund operating expense ratio for the Fund does not correlate to the ratio of expenses to average net assets shown in the Financial Highlights contained in the Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.